Segment Information (Details) - Schedule of transfer prices between operating segments - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cement, Concrete, Mortar and Blocks [Member]
Segment Information (Details) - Schedule of transfer prices between operating segments [Line Items]
Revenues from external customers		S/ 1,784,487	S/ 1,185,186	S/ 1,292,183
Gross profit margin		550,816	367,456	481,037
Administrative expenses		(191,132)	(157,491)	(167,503)
Selling and distribution expenses		(50,223)	(38,708)	(42,752)
Other operating income, net		6,358	4,204	2,701
Finance income		2,874	2,951	2,553
Finance cost		(88,961)	(88,569)	(77,947)
Net loss on settlement of derivate financial instruments		(980)	5,337	(1,491)
(Loss) gain from exchange difference, net		(6,987)	(9,352)	718
Profit before income tax		221,765	85,828	197,316
Income tax expense		(70,198)	(27,981)	(63,256)
Profit for the year		151,567	57,847	134,060
Construction supplies [Member]
Segment Information (Details) - Schedule of transfer prices between operating segments [Line Items]
Revenues from external customers		113,905	78,192	64,076
Gross profit margin		3,501	3,014	2,232
Administrative expenses		(2,675)	(2,862)	(1,745)
Selling and distribution expenses		(703)	(703)	(445)
Other operating income, net		47	154	(25)
Finance income		17	26	23
Finance cost		(3)	(130)	(37)
Net loss on settlement of derivate financial instruments
(Loss) gain from exchange difference, net		(30)	(404)	6
Profit before income tax		154	(905)	9
Income tax expense		(49)	295	(3)
Profit for the year		105	(610)	6
Quicklime [Member]
Segment Information (Details) - Schedule of transfer prices between operating segments [Line Items]
Revenues from external customers		39,141	32,473	36,109
Gross profit margin		5,651	5,012	3,545
Administrative expenses		(1,099)	(1,493)	(1,745)
Selling and distribution expenses		(289)	(367)	(445)
Other operating income, net
Finance income
Finance cost
Net loss on settlement of derivate financial instruments
(Loss) gain from exchange difference, net		(85)	(88)	4
Profit before income tax		4,178	3,064	1,359
Income tax expense		(1,322)	(999)	(436)
Profit for the year		2,856	2,065	923
Other [Member]
Segment Information (Details) - Schedule of transfer prices between operating segments [Line Items]
Revenues from external customers	[1]	234	483	333
Gross profit margin	[1]	(537)	(196)	81
Administrative expenses	[1]	(1,163)	(1,523)	(3,489)
Selling and distribution expenses	[1]	(305)	(375)	(891)
Other operating income, net	[1]	3	(12)	(31)
Finance income	[1]		(1)
Finance cost	[1]	(1)	5	(2)
Net loss on settlement of derivate financial instruments	[1]
(Loss) gain from exchange difference, net	[1]	16	13	1
Profit before income tax	[1]	(1,987)	(2,089)	(4,331)
Income tax expense	[1]	629	681	1,389
Profit for the year	[1]	(1,358)	(1,408)	(2,942)
Total [Member]
Segment Information (Details) - Schedule of transfer prices between operating segments [Line Items]
Revenues from external customers		1,937,767	1,296,334	1,392,701
Gross profit margin		559,431	375,286	486,895
Administrative expenses		(196,069)	(163,369)	(174,482)
Selling and distribution expenses		(51,520)	(40,153)	(44,533)
Other operating income, net		6,408	4,346	2,645
Finance income		2,891	2,976	2,576
Finance cost		(88,965)	(88,694)	(77,986)
Net loss on settlement of derivate financial instruments		(980)	5,337	(1,491)
(Loss) gain from exchange difference, net		(7,086)	(9,831)	729
Profit before income tax		224,110	85,898	194,353
Income tax expense		(70,940)	(28,004)	(62,306)
Profit for the year		S/ 153,170	S/ 57,894	S/ 132,047

[1]	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects).